Additional information: condensed financial statements of the Company - Schedule of Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 123,358	$ 137,248	$ 162,465	$ 122,930
Short-term investments	115,652	117,821
Prepayments and other current assets	11,842	11,534
Total current assets	293,928	302,282
Non-current assets:
Total assets	440,718	415,605
Current liabilities:
Accounts payable	26,407	20,644
Due to related parties	1,597	5,389
Contract liabilities and deferred income	36,892	34,040
Bank borrowings (including bank borrowings of the consolidated VIE without recourse to the Company of nil and USD2,876 as of December 31, 2020 and 2021, respectively)	2,876
Total current liabilities	119,878	103,276
Total liabilities	138,951	125,232
Commitments and contingencies
Shareholders' equity
Common shares	84	84
Treasury shares (34,475,224 shares and 31,619,259 shares as of December 31, 2020 and 2021, respectively)	8	8
Total Xunlei Limited's shareholders' equity	303,647	292,154
Total liabilities and shareholders' equity	440,718	415,605
Xunlei Limited [Member]
Current assets:
Cash and cash equivalents	32,015	57,585
Short-term investments	40,972	47,525
Due from group companies	107,484	3,323
Prepayments and other current assets	183	860
Total current assets	180,654	109,293
Non-current assets:
Due from group companies, non-current portion	92,917	175,720
Investments in subsidiaries and consolidated VIE	36,324	20,064
Total assets	309,895	305,077
Current liabilities:
Accounts payable	55	55
Due to subsidiaries and consolidated VIE	2,546	10,750
Due to related parties	1,506
Contract liabilities and deferred income		1
Accrued liabilities and other payables	2,141	2,118
Total current liabilities	6,248	12,924
Total liabilities	6,248	12,924
Commitments and contingencies
Shareholders' equity
Common shares	84	84
Treasury shares (34,475,224 shares and 31,619,259 shares as of December 31, 2020 and 2021, respectively)	8	8
Other shareholders' equity	303,555	292,061
Total Xunlei Limited's shareholders' equity	303,647	292,153
Total liabilities and shareholders' equity	$ 309,895	$ 305,077